Segment Reporting	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
On July 31, 2015, the Company acquired a ship-to-ship transfer business (or SPT) from a company jointly-owned by Teekay and a Norway-based marine transportation company I.M. Skaugen SE (see note 17). Following the acquisition, the Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including those employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following table includes results for the Company’s revenues and income from vessel operations by segment for the period ended June 30, 2016.

Three Months Ended June 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Revenue (1)	Total
Revenues	129,092	10,999	(470)	139,621
Voyage expenses	(10,494)	266	470	(9,758)
Vessel operating expenses	(37,278)	(9,111)	—	(46,389)
Time-charter hire expense	(15,456)	(457)	—	(15,913)
Depreciation and amortization	(24,320)	(1,301)	—	(25,621)
General and administrative expenses	(3,633)	(1,136)	—	(4,769)
Asset impairment	(6,420)	—	—	(6,420)
Income from operations (2)	31,491	(740)	—	30,751

Equity Income	4,740	—	—	4,740

(1)	The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations at a cost of $24,750 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Six Months Ended June 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Revenue (1)	Total
Revenues	284,657	21,085	(1,171)	304,571
Voyage expenses	(23,752)	—	1,171	(22,581)
Vessel operating expenses	(74,786)	(16,676)	—	(91,462)
Time-charter hire expense	(35,886)	(743)	—	(36,629)
Depreciation and amortization	(50,274)	(2,414)	—	(52,688)
General and administrative expenses	(8,404)	(1,798)	—	(10,202)
Asset impairment	(6,420)	—	—	(6,420)
Income from operations (2)	85,135	(546)	—	84,589

Equity Income	8,554	—	—	8,554

(1)	The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations at a cost of $24,750 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	June 30, 2016	December 31, 2015
	$	$
Conventional Tanker	1,932,151	2,020,317
Ship-to-Ship Transfer	29,950	24,429
Cash and cash equivalents	58,018	96,417
Accounts receivable	43,611	28,313
Consolidated total assets	2,063,730	2,169,476